DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 220.5	$ 285.0